Offsets	Jul. 29, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Teamshares Inc.
Form or Filing Type	S-1
File Number	333-284207
Initial Filing Date	Jan. 10, 2025
Fee Offset Claimed	$ 20,248.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	11,500,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 132,250,000.00
Termination / Withdrawal Statement	The Registrant is the successor to Live Oak Acquisition Corp. V, which domesticated as a Delaware corporation and changed its name to "Teamshares Inc." in connection with the Business Combination that closed on June 18, 2026. Live Oak Acquisition Corp. V paid an aggregate registration fee of $20,248.00 in connection with the registration of 11,500,000 shares of Class A common stock, par value $0.0001 (the "Class A common stock"), underlying the Public Warrants it sold in its initial public offering under a registration statement on Form S-1 (File No. 333-284207), consisting of $13,498.84 paid upon the initial filing on January 10, 2025 and $6,749.16 paid upon a subsequent amendment filed on February 13, 2025, which registration statement was declared effective by the Securities and Exchange Commission on February 27, 2025. The offering under such registration statement has terminated, and the 11,500,000 of these securities that remain unsold are being registered under this registration statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon filing of this registration statement has been offset by $20,248.00.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Teamshares Inc.
Form or Filing Type	S-1
File Number	333-284207
Filing Date	Jan. 10, 2025
Fee Paid with Fee Offset Source	$ 13,498.84
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Teamshares Inc.
Form or Filing Type	S-1
File Number	333-284207
Filing Date	Feb. 13, 2025
Fee Paid with Fee Offset Source	$ 6,749.16